Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following at December 31, 2013 and 2012 (in thousands):

	2013	2012
Furniture and office equipment	$388	$388
Leasehold improvements	408	408
Laboratory equipment	2,318	2,047
Computer equipment	1,043	996
	4,157	3,839
Less accumulated depreciation and amortization	(2,554)	(2,447)
Property and equipment, net	$1,603	$1,392